Segment reporting (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Segments [Table]
Net interest income	$ 6,705	$ 5,862	$ 4,501
Non-interest income	28,689	27,222	24,467
Income	35,393	33,084	28,967
Credit loss (expense) / release	148	(694)	(78)
Total operating income	35,542	32,390	28,889
Total operating expenses	26,058	24,235	23,312
Operating profit / (loss) before tax	9,484	8,155	5,577
Tax expense / (benefit)	1,998	1,583	1,267
Net profit / (loss)	7,486	6,572	4,310
Additional information
Total assets	1,117,182	1,125,765	972,194
Additions to non-current assets	2,091	2,847	5,297
Clearstream Fund Centre AG
Additional information
Gains (losses) on the sale of subsidiaries		631
Global Wealth Management
Disclosure Of Operating Segments [Table]
Net interest income	4,244	4,027	3,947
Non-interest income	15,175	13,107	12,426
Income	19,419	17,134	16,373
Credit loss (expense) / release	29	(88)	(20)
Total operating income	19,449	17,045	16,353
Total operating expenses	14,665	13,026	12,955
Operating profit / (loss) before tax	4,783	4,019	3,397
Additional information
Total assets	395,235	367,714	309,766
Additions to non-current assets	56	5	68
Global Wealth Management | Clearstream Fund Centre AG
Additional information
Gains (losses) on the sale of subsidiaries		60
Personal & Corporate Banking
Disclosure Of Operating Segments [Table]
Net interest income	2,120	2,049	1,992
Non-interest income	2,143	1,858	1,744
Income	4,263	3,908	3,736
Credit loss (expense) / release	86	(257)	(21)
Total operating income	4,349	3,651	3,715
Total operating expenses	2,618	2,392	2,274
Operating profit / (loss) before tax	1,731	1,259	1,441
Additional information
Total assets	225,370	231,657	209,405
Additions to non-current assets	16	12	10
Asset Management
Disclosure Of Operating Segments [Table]
Net interest income	(15)	(17)	(25)
Non-interest income	2,632	2,993	1,962
Income	2,617	2,975	1,938
Credit loss (expense) / release	(1)	(2)	0
Total operating income	2,616	2,974	1,938
Total operating expenses	1,586	1,519	1,406
Operating profit / (loss) before tax	1,030	1,455	532
Additional information
Total assets	25,639	28,589	34,565
Additions to non-current assets	1	385	0
Asset Management | Clearstream Fund Centre AG
Additional information
Gains (losses) on the sale of subsidiaries		571
Investment Bank
Disclosure Of Operating Segments [Table]
Net interest income	481	284	(669)
Non-interest income	8,972	9,235	7,968
Income	9,454	9,519	7,299
Credit loss (expense) / release	34	(305)	(30)
Total operating income	9,488	9,214	7,269
Total operating expenses	6,858	6,732	6,485
Operating profit / (loss) before tax	2,630	2,482	784
Additional information
Total assets	346,431	369,683	315,855
Additions to non-current assets	30	150	1
Group Functions
Disclosure Of Operating Segments [Table]
Net interest income	(127)	(481)	(744)
Non-interest income	(233)	30	367
Income	(359)	(452)	(378)
Credit loss (expense) / release	0	(42)	(7)
Total operating income	(360)	(494)	(385)
Total operating expenses	330	567	192
Operating profit / (loss) before tax	(689)	(1,060)	(577)
Additional information
Total assets	124,507	128,122	102,603
Additions to non-current assets	1,989	2,294	5,217
UBS AG
Disclosure Of Operating Segments [Table]
Net interest income	6,605	5,788	4,415
Non-interest income	29,222	27,686	24,970
Income	35,828	33,474	29,385
Credit loss (expense) / release	148	(695)	(78)
Total operating income	35,976	32,780	29,307
Total operating expenses	27,012	25,081	24,138
Operating profit / (loss) before tax	8,964	7,699	5,169
Tax expense / (benefit)	1,903	1,488	1,198
Net profit / (loss)	7,061	6,211	3,971
Additional information
Total assets	1,116,145	1,125,327	971,927
Additions to non-current assets	1,791	2,524	5,014
UBS AG | Clearstream Fund Centre AG
Additional information
Gains (losses) on the sale of subsidiaries		631
UBS AG | Global Wealth Management
Disclosure Of Operating Segments [Table]
Net interest income	4,244	4,027	3,947
Non-interest income	15,175	13,107	12,426
Income	19,419	17,134	16,373
Credit loss (expense) / release	29	(88)	(20)
Total operating income	19,449	17,046	16,353
Total operating expenses	14,743	13,080	13,018
Operating profit / (loss) before tax	4,706	3,965	3,335
Additional information
Total assets	395,235	367,714	309,766
Additions to non-current assets	56	5	68
UBS AG | Global Wealth Management | Clearstream Fund Centre AG
Additional information
Gains (losses) on the sale of subsidiaries		60
UBS AG | Personal & Corporate Banking
Disclosure Of Operating Segments [Table]
Net interest income	2,120	2,049	1,993
Non-interest income	2,144	1,859	1,745
Income	4,264	3,908	3,737
Credit loss (expense) / release	86	(257)	(21)
Total operating income	4,350	3,651	3,717
Total operating expenses	2,623	2,390	2,274
Operating profit / (loss) before tax	1,726	1,261	1,443
Additional information
Total assets	225,425	231,710	209,512
Additions to non-current assets	16	12	10
UBS AG | Asset Management
Disclosure Of Operating Segments [Table]
Net interest income	(15)	(17)	(25)
Non-interest income	2,632	2,993	1,962
Income	2,617	2,975	1,938
Credit loss (expense) / release	(1)	(2)	0
Total operating income	2,616	2,974	1,938
Total operating expenses	1,593	1,520	1,407
Operating profit / (loss) before tax	1,023	1,454	531
Additional information
Total assets	25,202	28,266	34,565
Additions to non-current assets	1	385	0
UBS AG | Asset Management | Clearstream Fund Centre AG
Additional information
Gains (losses) on the sale of subsidiaries		571
UBS AG | Investment Bank
Disclosure Of Operating Segments [Table]
Net interest income	481	284	(669)
Non-interest income	8,978	9,224	7,967
Income	9,459	9,508	7,298
Credit loss (expense) / release	34	(305)	(30)
Total operating income	9,493	9,203	7,268
Total operating expenses	6,902	6,762	6,515
Operating profit / (loss) before tax	2,592	2,441	753
Additional information
Total assets	346,641	369,778	316,058
Additions to non-current assets	30	150	1
UBS AG | Group Functions
Disclosure Of Operating Segments [Table]
Net interest income	(226)	(555)	(831)
Non-interest income	294	504	869
Income	68	(52)	38
Credit loss (expense) / release	0	(42)	(7)
Total operating income	68	(94)	31
Total operating expenses	1,151	1,329	925
Operating profit / (loss) before tax	(1,083)	(1,423)	(893)
Additional information
Total assets	123,641	127,858	102,028
Additions to non-current assets	$ 1,689	$ 1,971	$ 4,935